Class A C S I N R T Shares [Member] Average Annual Total Returns - Class A C S I N R T Shares	12 Months Ended	24 Months Ended
	Dec. 31, 2024	Dec. 31, 2024
Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	12.75%	9.96%
Performance Inception Date		Dec. 20, 2022
Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	9.27%	8.31%
Performance Inception Date		Dec. 20, 2022
Class I | Return Before Taxes
Prospectus [Line Items]
Average Annual Return, Percent	14.09%	10.84%
Performance Inception Date		Dec. 20, 2022
Class I | S&P 500® Dividend Aristocrats Index (reflects no deduction for expenses, fees, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	7.08%	7.92%
Class I | Russell 1000® Index (reflects no deduction for expenses, fees, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	24.51%	25.42%
Class I | Russell 1000® Value Index (reflects no deduction for expenses, fees, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	14.37%	13.46%
Class N | Return Before Taxes
Prospectus [Line Items]
Average Annual Return, Percent	14.12%	10.86%
Performance Inception Date		Dec. 20, 2022
Class N | S&P 500® Dividend Aristocrats Index (reflects no deduction for expenses, fees, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	7.08%	7.92%
Class N | Russell 1000® Index (reflects no deduction for expenses, fees, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	24.51%	25.42%
Class N | Russell 1000® Value Index (reflects no deduction for expenses, fees, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	14.37%	13.46%